Schedule of trade and other payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables
- Non-related parties	$ 528,865	$ 525,588
Trade payables	528,865	525,588
- Amount due to shareholder	189,595
- Contract liabilities	2,077,358	2,162,274
- Amount due to directors	910,541	927,885
- Deposit from customers		19,411
- Accruals for operating expenses	2,837,205	645,861
- Goods and services tax payable	6,340	50
- Withholding tax	10,655	4,276
Other payables	6,031,694	3,759,757
Trade and other payables	$ 6,560,559	$ 4,285,345